Document and Entity Information	Jan. 24, 2023
Cover [Abstract]
Security Exchange Name	NASDAQ
Amendment Flag	true
Entity Central Index Key	0001369568
Document Type	8-K/A
Document Period End Date	Jan. 24, 2023
Entity Registrant Name	CATALYST PHARMACEUTICALS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-33057
Entity Tax Identification Number	76-0837053
Entity Address, Address Line One	355 Alhambra Circle
Entity Address, Address Line Two	Suite 801
Entity Address, City or Town	Coral Gables
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33134
City Area Code	(305)
Local Phone Number	420-3200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	CPRX
Entity Emerging Growth Company	false
Amendment Description	As previously disclosed in the Current Report on Form 8-K (the “Original Form 8-K”) filed by Catalyst Pharmaceuticals, Inc. (the “Company”) with the Securities and Exchange Commission on January 30, 2023, on January 24, 2023 the Company acquired the U.S. rights to FYCOMPA® pursuant to an Asset Purchase Agreement (the “Purchase Agreement”) between the Company and Eisai Co. Ltd. (“Eisai”). This Current Report on Form 8-K/A (this “Amendment No. 1”) amends the Original Form 8-K to provide the financial statements and pro forma financial information required by Items 9.01(a) and 9.01(b) of Form 8-K that were previously omitted from the Original Form 8-K in reliance on Items 9.01(a)(3) and 9.01(b)(2) of Form 8-K. This Amendment No. 1 does not amend any other item in the Original Form 8-K, and all other information previously reported in or filed with the Original Form 8-K is hereby incorporated by reference into this Amendment No. 1.